Concentration of credit risk (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Concentration of credit risk
Derivative contracts, maximum exposure to credit loss	$ 443	$ 576	$ 514